Subsequent Event (Details) - Subsequent event $ / shares in Units, $ in Millions	1 Months Ended
Jul. 31, 2025 USD ($) $ / shares shares
Subsequent Event [Line Items]
Convertible preferred shares | shares	1,062,500
Aggregate purchase price	$ 17.0
Converted price (in dollars per share) | $ / shares	$ 2
Strategic investment	$ 25.0